Schedule of Components of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Income before provision for income taxes	$ 4,499,468		$ 4,225,289
Tax at the domestic income tax rate of 16.5%	742,412		697,173
Tax effect of Hong Kong graduated rates	(21,290)		(21,290)
Foreign tax rate differentials	1,322		1,297
Non-deductible expenses for tax purpose	37,595		7,333
Non-taxable income			(48,157)
Prior year accrual	54,429		19,965
Income tax expense	$ 814,468	$ 2,000,000	$ 656,321